Equity - Summary of Classes of Share Capital - Common Shares (Detail) - CAD ($) shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Disclosure of classes of share capital [line items]
Balance at beginning of period			$ 87,701
Balance at end of period	$ 92,466	$ 86,382	$ 92,466	$ 86,382
Issued capital [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	1,803.7	1,829.1	1,812.5	1,830.4
Proceeds from shares issued on exercise of stock options, Number of shares	0.2	0.8	1.2	1.8
Shares issued as a result of dividend reinvestment plan, Number of shares	10.0	1.1	12.2	3.8
Shares issued in connection with acquisitions				5.0
Purchase of shares for cancellation and other, Number of Shares		(11.2)	(12.0)	(21.2)
Ending balance, Number of shares	1,813.9	1,819.8	1,813.9	1,819.8
Balance at beginning of period	$ 21,766	$ 21,718	$ 21,713	$ 21,221
Proceeds from shares issued on exercise of stock options, Amount	12	45	65	97
Shares issued as a result of dividend reinvestment plan	583	92	726	289
Shares issued in connection with acquisitions, Amount				366
Purchase of shares for cancellation and other, Amount		(133)	(143)	(251)
Balance at end of period	$ 22,361	$ 21,722	$ 22,361	$ 21,722